Schedule of investments
Delaware Strategic Allocation Fund	June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 58.65%
US Markets − 31.68%
Basic Materials − 0.87%
Balchem	243	$ 31,527
Boise Cascade	2,203	131,056
Coeur Mining †	1,340	4,074
Corteva	2,307	124,901
Dow	1,271	65,596
DuPont de Nemours	10,868	604,043
Eastman Chemical	1,093	98,119
Kaiser Aluminum	955	75,531
Minerals Technologies	1,750	107,345
Neenah	1,575	53,771
Quaker Chemical	335	50,089
Reliance Steel & Aluminum	583	99,028
Summit Materials Class A †	3,610	84,077
Westrock	3,451	137,488
Worthington Industries	1,869	82,423
		1,749,068
Business Services − 0.30%
ABM Industries	1,893	82,194
Aramark	4,213	129,044
ASGN †	1,347	121,567
BrightView Holdings †	3,876	46,512
Casella Waste Systems Class A †	1,005	73,044
Waste Management	802	122,690
WillScot Mobile Mini Holdings †	1,110	35,986
		611,037
Capital Goods − 1.92%
Ameresco Class A †	2,681	122,146
Applied Industrial Technologies	1,151	110,692
Barnes Group	820	25,535
Carlisle	494	117,873
Columbus McKinnon	1,835	52,059
Deere	146	43,723
Eaton	720	90,713
Emerson Electric	1,219	96,959
ESCO Technologies	473	32,339
Federal Signal	2,597	92,453
Gates Industrial †	3,359	36,311
Generac Holdings †	268	56,435
Honeywell International	4,307	748,600
NQ-448 [6/22] 8/22 (2351740)    1

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Capital Goods (continued)
Ingersoll Rand	788	$ 33,159
Kadant	468	85,340
KBR	2,282	110,426
Lockheed Martin	309	132,858
MYR Group †	1,247	109,898
Oshkosh	1,191	97,829
Parker-Hannifin	751	184,784
Quanta Services	980	122,833
Raytheon Technologies	8,704	836,541
Regal Rexnord	468	53,127
Rockwell Automation	176	35,079
Roper Technologies	135	53,278
Tetra Tech	873	119,208
Trane Technologies	1,169	151,818
WESCO International †	581	62,225
Zurn Elkay Water Solutions	2,106	57,367
		3,871,608
Communication Services − 0.57%
Alphabet Class C †	52	113,747
Electronic Arts	3,100	377,115
Pinterest Class A †	3,163	57,440
Verizon Communications	12,000	609,000
		1,157,302
Communications − 0.00%
Century Communications =,†	25,000	0
		0
Communications Services − 0.21%
American Tower	923	235,910
AT&T	7,291	152,819
ATN International	760	35,652
		424,381
Consumer Discretionary − 1.90%
American Eagle Outfitters	5,135	57,409
BJ's Wholesale Club Holdings †	2,125	132,430
Booking Holdings †	77	134,672
Dollar General	2,820	692,141
Dollar Tree †	4,300	670,155
Five Below †	1,210	137,250
2    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Consumer Discretionary (continued)
Hibbett	620	$ 27,100
Home Depot	1,906	522,759
Malibu Boats Class A †	1,661	87,551
NIKE Class B	3,811	389,484
Sonic Automotive Class A	640	23,443
Steven Madden	3,111	100,206
TJX	10,100	564,085
Tractor Supply	1,468	284,572
		3,823,257
Consumer Services − 0.26%
Allegiant Travel †	869	98,275
Brinker International †	1,837	40,469
Chuy's Holdings †	1,262	25,139
Jack in the Box	639	35,823
Southwest Airlines †	1,865	67,364
Sun Country Airlines Holdings †	1,488	27,290
Texas Roadhouse	2,626	192,223
Wendy's	2,407	45,444
		532,027
Consumer Staples − 1.81%
Archer-Daniels-Midland	8,000	620,800
Casey's General Stores	970	179,431
Coca-Cola	6,550	412,060
Conagra Brands	18,598	636,796
Estee Lauder Class A	123	31,324
General Mills	2,353	177,534
Helen of Troy †	330	53,595
J & J Snack Foods	682	95,248
Nestle	7,180	838,149
PepsiCo	1,763	293,822
Prestige Consumer Healthcare †	2,208	129,830
Starbucks	2,322	177,378
		3,645,967
Credit Cyclicals − 0.42%
BorgWarner	2,208	73,681
Dana	3,868	54,423
DR Horton	1,404	92,931
KB Home	2,378	67,678
La-Z-Boy	1,703	40,378
NQ-448 [6/22] 8/22 (2351740)    3

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Credit Cyclicals (continued)
Taylor Morrison Home †	3,598	$ 84,049
Tesla †	495	333,343
Toll Brothers	2,196	97,941
		844,424
Energy − 0.96%
Chesapeake Energy	544	44,118
Chevron	4,442	643,113
ConocoPhillips	9,013	809,458
Earthstone Energy Class A †	3,166	43,216
Patterson-UTI Energy	9,020	142,155
PDC Energy	2,608	160,679
Southwestern Energy †	14,289	89,306
		1,932,045
Financials − 4.19%
American Equity Investment Life Holding	1,873	68,496
American International Group	11,900	608,447
Axis Capital Holdings	2,731	155,913
BlackRock	297	180,885
Capital One Financial	1,223	127,424
City Holding	764	61,028
Comerica	1,326	97,302
Discover Financial Services	5,598	529,459
East West Bancorp	2,697	174,766
Enterprise Financial Services	1,200	49,800
Essent Group	4,097	159,373
First Bancorp (North Carolina)	1,567	54,688
First Financial Bancorp	3,061	59,383
First Foundation	2,131	43,643
First Interstate BancSystem Class A	3,074	117,150
Focus Financial Partners Class A †	535	18,222
Hamilton Lane Class A	1,068	71,748
Independent Bank	911	72,361
Independent Bank Group	939	63,768
Intercontinental Exchange	4,080	383,683
JPMorgan Chase & Co.	3,327	374,654
Kemper	989	47,373
KeyCorp	6,734	116,027
Lakeland Financial	84	5,579
MetLife	10,513	660,111
4    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Financials (continued)
NMI Holdings Class A †	3,995	$ 66,517
Old National Bancorp	6,317	93,429
Pacific Premier Bancorp	2,121	62,018
Raymond James Financial	2,018	180,429
Reinsurance Group of America	1,468	172,182
S&P Global	877	295,602
Selective Insurance Group	1,387	120,586
SouthState	1,061	81,856
State Street	1,976	121,820
Stifel Financial	604	33,836
Truist Financial	11,400	540,702
Umpqua Holdings	3,671	61,563
United Community Banks	2,990	90,268
US Bancorp	17,066	785,377
Valley National Bancorp	5,262	54,777
Visa Class A	5,785	1,139,009
Webster Financial	1,429	60,232
WesBanco	2,178	69,064
WSFS Financial	2,827	113,335
		8,443,885
Healthcare − 5.57%
Abbott Laboratories	2,132	231,642
Agios Pharmaceuticals †	1,631	36,159
Amicus Therapeutics †	7,312	78,531
Apellis Pharmaceuticals †	1,649	74,568
Artivion †	2,909	54,922
AtriCure †	1,596	65,213
Azenta	913	65,827
Baxter International	7,800	500,994
Becton Dickinson and Co.	526	129,675
Blueprint Medicines †	1,363	68,845
Catalent †	1,151	123,491
Cigna	3,591	946,300
CONMED	823	78,810
Cooper	723	226,386
CVS Health	7,000	648,620
Danaher	523	132,591
Dexcom †	1,550	115,521
Edwards Lifesciences †	1,646	156,518
Exact Sciences †	1,412	55,619
NQ-448 [6/22] 8/22 (2351740)    5

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Healthcare (continued)
GSK	33,590	$ 721,938
Halozyme Therapeutics †	2,410	106,040
Hologic †	8,543	592,030
Insmed †	2,980	58,766
Inspire Medical Systems †	443	80,923
Intercept Pharmaceuticals †	923	12,747
Intuitive Surgical †	653	131,064
Johnson & Johnson	5,999	1,064,882
Ligand Pharmaceuticals †	837	74,677
Merck & Co.	10,216	931,393
Merit Medical Systems †	1,666	90,414
NeoGenomics †	2,275	18,541
Neurocrine Biosciences †	1,210	117,951
NuVasive †	1,410	69,316
Omnicell †	819	93,161
Pacific Biosciences of California †	4,490	19,846
Pfizer	5,968	312,902
PTC Therapeutics †	1,559	62,453
QuidelOrtho †	544	52,866
Repligen †	584	94,842
Roche Holding	3,020	1,007,721
Shockwave Medical †	654	125,025
Supernus Pharmaceuticals †	2,586	74,787
Teladoc Health †	2,133	70,837
Thermo Fisher Scientific	536	291,198
TransMedics Group †	2,249	70,731
Travere Therapeutics †	4,526	109,665
Ultragenyx Pharmaceutical †	1,060	63,240
UnitedHealth Group	977	501,816
Vanda Pharmaceuticals †	3,569	38,902
Vertex Pharmaceuticals †	838	236,140
Zoetis	795	136,652
		11,223,698
Industrials − 1.18%
CoStar Group †	7,742	467,694
Dover	4,257	516,459
JB Hunt Transport Services	1,333	209,908
Northrop Grumman	1,500	717,855
Stanley Black & Decker	410	42,993
TransUnion	3,750	299,962
6    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Industrials (continued)
Verisk Analytics	681	$ 117,874
		2,372,745
Information Technology − 9.23%
Accenture Class A	1,016	282,092
Adobe †	1,324	484,663
Alphabet Class A †	854	1,861,088
Amazon.com †	12,531	1,330,918
Apple	15,890	2,172,481
Autodesk †	743	127,766
Bandwidth Class A †	497	9,354
Blackline †	731	48,685
Box Class A †	2,278	57,269
Broadcom	1,672	812,274
Broadridge Financial Solutions	1,630	232,356
Cisco Systems	16,565	706,332
Cognizant Technology Solutions Class A	8,173	551,596
Consensus Cloud Solutions †	1,122	49,009
Crowdstrike Holdings Class A †	536	90,348
ExlService Holdings †	1,020	150,277
Fidelity National Information Services	6,831	626,198
Ichor Holdings †	1,134	29,461
II-VI †	1,458	74,285
Instructure Holdings †	559	12,689
Intel	4,152	155,326
Intuit	1,057	407,410
MACOM Technology Solutions Holdings †	823	37,940
MaxLinear †	2,422	82,300
Meta Platforms Class A †	2,300	370,875
Microsoft	11,079	2,845,420
Motorola Solutions	5,369	1,125,342
NETGEAR †	1,069	19,798
NVIDIA	3,896	590,595
ON Semiconductor †	2,313	116,367
Oracle	8,500	593,895
PayPal Holdings †	1,617	112,931
Ping Identity Holding †	2,311	41,922
PTC †	1,231	130,905
Q2 Holdings †	1,554	59,938
Rapid7 †	1,354	90,447
NQ-448 [6/22] 8/22 (2351740)    7

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Information Technology (continued)
Salesforce †	2,235	$ 368,864
Semtech †	1,378	75,749
ServiceNow †	389	184,977
Silicon Laboratories †	584	81,888
Sprout Social Class A †	794	46,108
SPS Commerce †	148	16,731
SS&C Technologies Holdings	2,732	158,647
Texas Instruments	1,126	173,010
Tyler Technologies †	611	203,145
Uber Technologies †	1,091	22,322
Upwork †	1,746	36,107
Varonis Systems †	2,433	71,336
Verint Systems †	1,297	54,928
VeriSign †	2,726	456,142
Yelp †	1,969	54,679
Ziff Davis †	1,229	91,597
		18,586,782
Media − 0.77%
Comcast Class A	18,980	744,775
IMAX †	2,313	39,067
Nexstar Media Group Class A	181	29,481
Walt Disney †	7,487	706,773
Warner Bros Discovery †	1,764	23,673
		1,543,769
Real Estate − 0.75%
American Assets Trust	1,872	55,598
Armada Hoffler Properties	3,786	48,612
Brixmor Property Group	4,630	93,572
Camden Property Trust	681	91,581
DiamondRock Hospitality †	7,227	59,334
EastGroup Properties	410	63,275
Equity Residential	7,645	552,122
First Industrial Realty Trust	1,735	82,378
Four Corners Property Trust	1,768	47,011
Independence Realty Trust	2,371	49,151
Kite Realty Group Trust	3,694	63,869
LXP Industrial Trust	5,156	55,376
National Storage Affiliates Trust	1,409	70,549
Pebblebrook Hotel Trust	2,681	44,424
8    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Real Estate (continued)
Physicians Realty Trust	4,972	$ 86,761
RPT Realty	3,911	38,445
Spirit MTA REIT =,†	677	0
		1,502,058
Transportation − 0.30%
Hub Group Class A †	1,586	112,511
Knight-Swift Transportation Holdings	1,821	84,294
Union Pacific	1,525	325,252
Werner Enterprises	2,339	90,145
		612,202
Utilities − 0.47%
Black Hills	2,104	153,108
Edison International	10,000	632,400
NorthWestern	1,225	72,189
Spire	1,158	86,121
		943,818
Total US Markets (cost $46,708,448)		63,820,073
Developed Markets − 20.27%§
Basic Materials − 0.08%
Linde	581	167,055
		167,055
Communication Services − 1.05%
KDDI	14,800	467,845
Nippon Telegraph & Telephone	16,260	466,900
PCCW	630,000	333,193
Swisscom	590	325,948
Telefonica	69,835	355,818
Telenet Group Holding	8,200	170,231
		2,119,935
Consumer Discretionary − 2.31%
Cie Generale des Etablissements Michelin	12,600	342,978
Ferrari	1,150	211,002
Honda Motor	15,500	376,190
Industria de Diseno Textil	14,740	333,496
La Francaise des Jeux SAEM 144A #	7,600	262,985
LVMH Moet Hennessy Louis Vuitton	640	390,139
LVMH Moet Hennessy Louis Vuitton ADR	1,255	153,386
McDonald's Holdings Co. Japan	7,700	280,351
NQ-448 [6/22] 8/22 (2351740)    9

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Consumer Discretionary (continued)
Persimmon	10,500	$ 238,122
Puma	2,780	183,072
Sony Group	6,100	498,817
Stanley Electric	15,900	261,094
Toyota Motor	23,940	370,534
Wesfarmers	12,720	367,969
Yamada Holdings	107,700	387,365
		4,657,500
Consumer Staples − 1.78%
Beiersdorf	3,170	323,829
Chocoladefabriken Lindt & Spruengli	40	406,851
Coca-Cola HBC	11,220	248,851
Coles Group	29,430	361,793
Diageo	4,580	196,834
J Sainsbury	97,310	241,649
Kesko Class B	11,330	267,267
L'Oreal	1,550	534,889
MatsukiyoCocokara & Co.	7,000	283,240
Sundrug	9,700	216,620
Suntory Beverage & Food	6,700	253,324
Tate & Lyle	27,625	252,008
		3,587,155
Energy − 1.28%
ENEOS Holdings	101,400	383,912
Galp Energia	24,840	291,157
OMV	7,630	357,895
Shell	34,660	900,369
TotalEnergies	12,270	647,675
		2,581,008
Financials − 3.68%
AIA Group	76,800	832,421
Allianz	2,280	435,144
Australia & New Zealand Banking Group	27,600	419,691
AXA	18,380	417,200
Banco Bilbao Vizcaya Argentaria	76,680	347,985
Banco Espirito Santo =,†	370,000	0
Bank Leumi Le-Israel	39,690	352,818
BNP Paribas	9,500	451,632
Credit Suisse Group	38,390	217,958
10    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Financials (continued)
Daiwa Securities Group	65,700	$ 293,442
Erste Group Bank	8,060	204,405
Investec	61,640	333,753
Ninety One	108,751	261,720
Oversea-Chinese Banking	48,700	399,261
QBE Insurance Group	34,193	286,761
Resona Holdings	81,300	304,455
Sompo Holdings	10,100	445,374
Standard Chartered	52,870	398,123
Svenska Handelsbanken Class A	32,540	278,076
UBS Group	29,810	480,570
UniCredit	27,150	257,916
		7,418,705
Healthcare − 2.34%
Alfresa Holdings	14,200	191,001
Astellas Pharma	25,100	391,263
AstraZeneca	3,570	469,342
Daiichi Sankyo	11,700	296,380
Euroapi †	285	4,500
Nippon Shinyaku	4,000	243,219
Novartis	10,370	878,243
Novo Nordisk Class B	7,640	847,364
Sanofi	6,560	662,294
Shionogi & Co.	5,500	277,878
Smith & Nephew	23,200	324,070
Sumitomo Pharma	16,000	128,656
		4,714,210
Industrials − 3.42%
AGC	7,700	270,703
ANDRITZ	7,450	300,110
BAE Systems	49,310	498,328
Brambles	47,560	351,591
Brenntag	4,300	279,834
CNH Industrial	27,690	319,775
Daimler Truck Holding †	10,800	281,928
Deutsche Lufthansa †	17,620	102,739
Deutsche Post	9,340	349,818
Eiffage	3,800	341,992
Husqvarna Class B	24,710	181,742
NQ-448 [6/22] 8/22 (2351740)    11

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Industrials (continued)
Intertek Group	3,680	$ 188,415
ITOCHU	14,886	402,321
Kuehne + Nagel International	1,180	279,348
Mitsubishi	14,900	443,332
Miura	7,400	146,277
Nippon Yusen KK	4,600	314,284
SG Holdings	16,500	278,365
SKF Class B	18,680	274,820
Teleperformance	910	279,701
Vestas Wind Systems	11,250	237,600
Vinci	4,820	429,143
Wolters Kluwer	3,350	324,944
		6,877,110
Information Technology − 1.60%
ASML Holding (New York Shares)	1,840	878,983
Azbil	7,700	202,318
Capgemini	1,550	265,495
Computershare	17,900	304,439
Fujitsu	2,800	350,103
Omron	4,000	203,154
SAP	4,910	447,293
Telefonaktiebolaget LM Ericsson Class B	37,980	283,168
Tokyo Electron	900	293,853
		3,228,806
Materials − 1.42%
BlueScope Steel	25,030	274,704
Boliden	8,890	282,740
Covestro 144A #	6,320	218,428
CRH	10,980	379,714
Givaudan	80	281,318
LANXESS	3,770	135,037
Norsk Hydro	41,240	230,951
Rio Tinto	6,870	411,160
Shin-Etsu Chemical	2,900	327,019
South32	114,780	312,154
		2,853,225
Real Estate − 0.48%
Daito Trust Construction	3,400	293,440
Grand City Properties	10,190	137,541
12    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Real Estate (continued)
Klepierre	13,440	$ 258,590
Mirvac Group	204,620	278,947
		968,518
Utilities − 0.83%
E.ON	34,070	285,915
Enel	70,990	388,336
National Grid	22,120	283,269
SSE	20,150	396,382
Tokyo Gas	14,900	308,257
		1,662,159
Total Developed Markets (cost $41,212,391)		40,835,386
Emerging Markets − 6.70%@
Communication Services − 1.23%
America Movil ADR Class L	5,580	113,999
Baidu ADR †	2,102	312,630
Grupo Televisa ADR	16,049	131,281
iQIYI ADR †	1,826	7,669
LG Uplus †	8,694	85,373
NAVER	592	109,427
SK Telecom ADR	22,436	500,772
Telefonica Brasil ADR	8,180	74,111
Tencent Holdings	21,600	975,562
Tencent Music Entertainment Group ADR †	7	35
TIM ADR	5,359	65,112
Turkcell Iletisim Hizmetleri ADR	11,103	27,758
VK GDR =,†	2,644	1,828
Weibo Class A †	600	14,559
Weibo ADR †	1,972	45,612
Yandex Class A †	2,625	3,088
Zhihu ADR †	500	895
		2,469,711
Consumer Discretionary − 0.84%
Alibaba Group Holding ADR †	5,328	605,687
Americanas	30,727	79,086
Arcos Dorados Holdings Class A †	7,258	48,919
Astra International	404,500	179,883
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	400	243
JD.com Class A	1,028	33,119
JD.com ADR	10,362	665,448
NQ-448 [6/22] 8/22 (2351740)    13

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Consumer Discretionary (continued)
Trip.com Group ADR †	2,961	$ 81,280
		1,693,665
Consumer Staples − 0.44%
BRF ADR †	21,731	55,631
Cia Cervecerias Unidas ADR	3,071	38,787
Coca-Cola Femsa ADR	3,622	200,224
Fomento Economico Mexicano ADR	1,012	68,300
Hengan International Group	11,000	51,658
Tata Consumer Products	11,563	103,422
Tingyi Cayman Islands Holding	49,724	85,167
Tsingtao Brewery Class H	19,400	201,744
Uni-President China Holdings	85,600	73,417
		878,350
Energy − 0.89%
China Petroleum & Chemical Class H	212,200	95,461
Gazprom PJSC ADR =,†	43,806	20,575
Petroleo Brasileiro ADR	11,369	132,790
Reliance Industries GDR 144A 144A #,†	23,574	1,533,489
Rosneft Oil PJSC GDR =	41,640	20,317
		1,802,632
Financials − 0.37%
Akbank TAS	56,920	27,350
Banco Bradesco ADR	23,339	76,085
Banco Santander Brasil ADR	9,812	53,868
Banco Santander Mexico ADR	26,097	131,659
Grupo Financiero Banorte Class O	12,747	71,248
Itau Unibanco Holding ADR	25,727	110,111
Ping An Insurance Group Co. of China Class H	27,000	183,572
Samsung Life Insurance	1,711	82,493
Sberbank of Russia PJSC =,†	52,870	544
XP Class A †	593	10,650
		747,580
Healthcare − 0.02%
BeiGene ADR †	309	50,012
Joinn Laboratories China Class H 144A 144A #,†	140	1,179
		51,191
14    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Industrials − 0.00%
DiDi Global ADR †	2,500	$ 7,375
		7,375
Information Technology − 2.61%
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	1,226	1,986
HCL Technologies	9,600	118,310
Hon Hai Precision Industry	89,582	328,399
MediaTek	35,000	766,307
Samsung Electronics	24,309	1,067,170
SK Hynix	12,068	845,801
SK Square †	8,058	242,348
Sohu.com ADR †	7,541	124,954
Taiwan Semiconductor Manufacturing	94,069	1,505,939
Tata Consultancy Services	3,900	161,344
WNS Holdings ADR †	1,324	98,823
		5,261,381
Materials − 0.25%
Cemex ADR †	10,696	41,928
Cia de Minas Buenaventura ADR	9,743	64,304
Sociedad Quimica y Minera de Chile ADR	2,628	219,517
Tata Chemicals	10,144	101,905
Vale ADR	5,098	74,584
		502,238
Real Estate − 0.02%
Etalon Group GDR 144A 144A #,=	20,100	4,414
IRSA Inversiones y Representaciones ADR †	5,748	20,693
UEM Sunrise †	98,519	6,929
		32,036
Utilities − 0.03%
Kunlun Energy	74,000	60,639
		60,639
Total Emerging Markets (cost $10,402,262)		13,506,798
Total Common Stocks (cost $98,323,101)		118,162,257

Exchange-Traded Funds – 0.19%
iShares MSCI EAFE ETF	3,260	203,717
Vanguard FTSE Developed Markets ETF	4,380	178,704
NQ-448 [6/22] 8/22 (2351740)    15

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Total Exchange-Traded Funds (cost $406,932)	382,421
	Principal amount°
Agency Collateralized Mortgage Obligations – 0.43%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ	281,800	$ 26,021
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	254,638	234,509
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-HQA1 M1 144A 1.626% (SOFR + 0.70%) 8/25/33 #,•	94,626	93,894
Series 2021-HQA2 M1 144A 1.626% (SOFR + 0.70%) 12/25/33 #,•	78,363	77,525
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	435,619
Series 2017-10 KZ 3.00% 1/20/47	1,176	1,117
Total Agency Collateralized Mortgage Obligations (cost $932,733)		868,685

Agency Commercial Mortgage-Backed Securities – 0.12%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	100,000	99,408
FREMF Mortgage Trust Series 2012-K22 B 144A 3.761% 8/25/45 #,•	145,000	144,899
Total Agency Commercial Mortgage-Backed Securities (cost $256,400)		244,307

Agency Mortgage-Backed Securities – 11.14%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	507,293	474,089
2.50% 7/1/36	163,842	156,676
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,161,247	1,038,245
2.50% 7/1/41	348,997	321,202
2.50% 10/1/41	938,793	865,918
Fannie Mae S.F. 30 yr
2.00% 12/1/50	54,919	47,902
2.00% 1/1/51	22,183	19,406
2.00% 2/1/51	803,046	702,816
2.00% 2/1/51	136,174	118,669
16    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 2/1/51	32,684	$ 28,530
2.00% 3/1/51	436,882	381,677
2.00% 5/1/51	25,282	21,970
2.00% 1/1/52	80,710	70,359
2.50% 10/1/50	94,983	86,441
2.50% 11/1/50	417,874	376,593
2.50% 5/1/51	22,968	20,694
2.50% 7/1/51	55,045	49,765
2.50% 8/1/51	218,271	197,435
2.50% 8/1/51	90,362	81,749
2.50% 10/1/51	157,760	142,261
2.50% 12/1/51	206,496	186,002
2.50% 1/1/52	265,667	239,456
2.50% 2/1/52	600,063	541,972
2.50% 4/1/52	757,297	682,335
3.00% 1/1/47	186,477	178,173
3.00% 11/1/49	302,411	285,008
3.00% 3/1/50	224,923	212,010
3.00% 7/1/50	71,180	66,432
3.00% 8/1/50	304,406	285,024
3.50% 10/1/42	388,250	379,712
3.50% 7/1/47	46,994	46,183
3.50% 7/1/47	25,102	24,580
3.50% 11/1/48	35,543	34,763
3.50% 11/1/49	561,652	545,653
3.50% 3/1/50	12,641	12,337
3.50% 9/1/50	666,937	652,115
3.50% 6/1/51	696,532	672,149
3.50% 1/1/52	243,198	234,398
4.00% 10/1/48	345,273	347,698
4.50% 4/1/44	34,138	35,154
4.50% 9/1/48	622,083	633,180
4.50% 9/1/49	231,958	236,707
4.50% 1/1/50	467,717	482,677
5.00% 4/1/41	387,347	407,738
5.00% 7/1/47	427,323	449,740
5.00% 8/1/49	736,004	766,688
5.00% 6/1/52	245,200	250,543
5.50% 5/1/44	508,342	544,874
5.50% 5/1/44	263,686	282,709
5.50% 5/1/44	131,575	141,157
NQ-448 [6/22] 8/22 (2351740)    17

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 5/1/44	776,296	$ 833,420
6.00% 10/1/38	420,991	461,447
6.00% 6/1/41	21,004	23,008
6.00% 7/1/41	472,292	512,726
6.00% 7/1/41	228,560	250,476
6.00% 1/1/42	24,843	27,225

Freddie Mac S.F. 15 yr 3.00% 3/1/35	359,498	353,096
Freddie Mac S.F. 20 yr
2.50% 6/1/41	451,430	415,472
2.50% 9/1/41	198,261	182,468
3.00% 9/1/40	203,888	193,225
Freddie Mac S.F. 30 yr
2.00% 9/1/51	104,555	91,147
2.50% 11/1/50	171,012	155,569
2.50% 11/1/50	47,155	42,489
2.50% 2/1/51	880,432	799,408
3.00% 11/1/46	993,571	941,318
3.00% 7/1/50	350,085	326,794
3.00% 8/1/50	152,238	143,620
3.00% 12/1/50	425,889	400,416
3.50% 8/1/49	289,357	281,312
4.00% 4/1/52	285,172	281,683
4.50% 8/1/48	77,926	79,334
5.50% 9/1/41	23,940	25,734

GNMA I S.F. 30 yr 3.00% 8/15/45	555,989	530,054
GNMA II S.F. 30 yr
5.50% 5/20/37	9,551	10,225
6.50% 6/20/39	14,238	15,577
Total Agency Mortgage-Backed Securities (cost $24,710,350)		22,436,807

Collateralized Debt Obligations – 1.50%
Cedar Funding IX CLO Series 2018-9A A1 144A 2.043% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,•	250,000	244,665
Galaxy XXI CLO Series 2015-21A AR 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #,•	600,000	585,509
18    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
ICG US CLO Series 2014-1A A1A2 144A 2.263% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #	250,000	$ 241,514
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 2.313% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #	250,000	244,064
Octagon Investment Partners 33 Series 2017-1A A1 144A 2.253% (LIBOR03M + 1.19%) 1/20/31 #,•	250,000	245,950
Octagon Investment Partners 48 Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #,•	250,000	239,690
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 2.453% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #	250,000	242,177
Signal Peak CLO 5 Series 2018-5A A 144A 2.294% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,•	250,000	245,288
Sound Point CLO XXI Series 2018-3A A1A 144A 2.394% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,•	250,000	244,599
Venture 34 CLO Series 2018-34A A 144A 2.274% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,•	250,000	243,535
Venture 42 CLO Series 2021-42A A1A 144A 2.174% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #,•	250,000	238,657
Total Collateralized Debt Obligations (cost $3,089,950)		3,015,648

Corporate Bonds – 10.13%
Banking − 2.70%
Banco Santander 2.706% 6/27/24	200,000	194,275
Bank of America
1.898% 7/23/31 μ	115,000	92,013
2.482% 9/21/36 μ	445,000	345,629
2.551% 2/4/28 μ	115,000	104,676
2.972% 2/4/33 μ	35,000	29,849
3.458% 3/15/25 μ	215,000	212,085

Bank of Montreal 1.850% 5/1/25	210,000	198,927
Citigroup
3.057% 1/25/33 μ	45,000	38,186
3.070% 2/24/28 μ	45,000	41,776

NQ-448 [6/22] 8/22 (2351740)    19

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Citizens Financial Group 2.850% 7/27/26		345,000	$ 324,227
Credit Suisse Group 144A 5.100% 1/24/30 #,μ,ψ		200,000	145,892
Deutsche Bank 5.625% 5/19/31 μ	EUR	200,000	209,637
Goldman Sachs Group
1.542% 9/10/27 μ		145,000	127,385
2.600% 2/7/30		70,000	59,768
3.102% 2/24/33 μ		20,000	17,101
3.615% 3/15/28 μ		95,000	89,980
JPMorgan Chase & Co.
1.470% 9/22/27 μ		25,000	21,944
1.953% 2/4/32 μ		140,000	112,025
2.545% 11/8/32 μ		355,000	295,308
3.328% 4/22/52 μ		25,000	19,064
4.023% 12/5/24 μ		75,000	74,798
4.080% 4/26/26 μ		170,000	168,115
4.600% 2/1/25 μ,ψ		30,000	25,411

KeyBank 3.400% 5/20/26		500,000	479,994
Morgan Stanley
1.928% 4/28/32 μ		15,000	11,910
2.475% 1/21/28 μ		35,000	31,845
2.484% 9/16/36 μ		127,000	97,787
2.511% 10/20/32 μ		40,000	33,098
PNC Bank
2.700% 11/1/22		250,000	249,922
3.875% 4/10/25		250,000	248,117
PNC Financial Services Group
2.600% 7/23/26		100,000	94,797
6.000% 5/15/27 μ,ψ		35,000	33,684

Santander UK 144A 5.000% 11/7/23 #		90,000	90,751
State Street
2.203% 2/7/28 μ		65,000	59,570
3.300% 12/16/24		260,000	258,410
SVB Financial Group
1.800% 10/28/26		45,000	40,228
1.800% 2/2/31		45,000	34,719
4.570% 4/29/33 μ		10,000	9,398

Toronto-Dominion Bank 4.108% 6/8/27		85,000	84,125
Truist Bank
2.450% 8/1/22		85,000	85,000
2.636% 9/17/29 μ		73,000	69,475

20    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Truist Financial 1.887% 6/7/29 μ	75,000	$ 64,537
US Bancorp
2.215% 1/27/28 μ	35,000	32,089
2.491% 11/3/36 μ	55,000	44,880
2.677% 1/27/33 μ	40,000	34,466
Wells Fargo & Co.
3.526% 3/24/28 μ	30,000	28,441
3.908% 4/25/26 μ	280,000	275,729
		5,441,043
Basic Industry − 0.33%
Georgia-Pacific 8.000% 1/15/24	355,000	376,299
LYB International Finance III 3.375% 10/1/40	65,000	50,152
Newmont
2.250% 10/1/30	50,000	41,552
2.600% 7/15/32	55,000	45,445
2.800% 10/1/29	140,000	123,768

Westlake 3.125% 8/15/51	40,000	27,993
		665,209
Brokerage − 0.12%
Jefferies Group
2.625% 10/15/31	115,000	88,876
6.450% 6/8/27	80,000	85,614
6.500% 1/20/43	65,000	64,450
		238,940
Capital Goods − 0.17%
Otis Worldwide
3.112% 2/15/40	60,000	46,556
3.362% 2/15/50	40,000	30,330

Pactiv Evergreen Group Issuer 144A 4.000% 10/15/27 #	100,000	85,703
Teledyne Technologies
2.250% 4/1/28	115,000	99,880
2.750% 4/1/31	100,000	83,701
		346,170
Communications − 1.86%
American Tower 1.875% 10/15/30	100,000	77,894
AT&T
3.500% 6/1/41	31,000	24,804
3.500% 9/15/53	85,000	64,573
NQ-448 [6/22] 8/22 (2351740)    21

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
4.300% 2/15/30	60,000	$ 58,602

CCO Holdings 144A 4.500% 8/15/30 #	250,000	208,371
Charter Communications Operating
4.400% 12/1/61	80,000	57,700
4.500% 2/1/24	145,000	145,975
Comcast
3.200% 7/15/36	65,000	55,124
3.700% 4/15/24	550,000	551,806

Discovery Communications 4.000% 9/15/55	195,000	136,976
Gray Television 144A 4.750% 10/15/30 #	98,000	76,818
Magallanes
144A 3.638% 3/15/25 #	105,000	101,826
144A 3.755% 3/15/27 #	110,000	103,273
144A 4.279% 3/15/32 #	20,000	17,894
Rogers Communications
144A 3.800% 3/15/32 #	55,000	50,359
144A 4.550% 3/15/52 #	20,000	17,610

Sprint Spectrum 144A 4.738% 9/20/29 #	151,251	151,389
Time Warner Entertainment 8.375% 3/15/23	575,000	591,843
T-Mobile USA
1.500% 2/15/26	50,000	45,239
144A 2.400% 3/15/29 #	10,000	8,651
2.550% 2/15/31	40,000	33,700
3.000% 2/15/41	155,000	115,836
3.750% 4/15/27	130,000	125,285

Turkcell Iletisim Hizmetleri 144A 5.800% 4/11/28 #	200,000	157,727
Verizon Communications
2.355% 3/15/32	90,000	74,700
2.875% 11/20/50	60,000	42,666
3.400% 3/22/41	110,000	89,742
4.500% 8/10/33	540,000	527,217

Vodafone Group 4.875% 6/19/49	35,000	32,135
		3,745,735
Consumer Cyclical − 0.41%
Allison Transmission 144A 3.750% 1/30/31 #	250,000	200,805
Aptiv
3.100% 12/1/51	209,000	135,201
3.250% 3/1/32	70,000	59,552

AutoNation 3.850% 3/1/32	40,000	34,514
22    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Caesars Entertainment 144A 6.250% 7/1/25 #		103,000	$ 99,613
Faurecia 3.750% 6/15/28	EUR	100,000	81,242
General Motors Financial
3.100% 1/12/32		100,000	80,465
4.350% 4/9/25		120,000	118,640
5.250% 3/1/26		11,000	11,031
			821,063
Consumer Non-Cyclical − 1.01%
AbbVie 2.950% 11/21/26		190,000	180,166
Amgen
2.000% 1/15/32		60,000	48,902
2.450% 2/21/30		115,000	100,390
2.800% 8/15/41		135,000	100,285
Bristol-Myers Squibb
2.900% 7/26/24		131,000	129,884
3.700% 3/15/52		140,000	121,129
Cigna
1.934% (LIBOR03M + 0.89%) 7/15/23 •		260,000	260,234
3.200% 3/15/40		45,000	35,598
4.125% 11/15/25		107,000	107,280
CVS Health
1.300% 8/21/27		35,000	30,185
1.875% 2/28/31		20,000	16,035
3.750% 4/1/30		55,000	51,500

Energizer Holdings 144A 4.375% 3/31/29 #		100,000	76,924
HCA 144A 3.125% 3/15/27 #		250,000	227,353
JBS USA 144A 3.000% 2/2/29 #		70,000	59,249
Mondelez International 2.125% 3/17/24		125,000	121,919
Regeneron Pharmaceuticals 1.750% 9/15/30		50,000	40,137
Takeda Pharmaceutical 4.400% 11/26/23		210,000	211,719
Thermo Fisher Scientific 2.800% 10/15/41		50,000	39,330
Viatris
1.650% 6/22/25		20,000	18,126
2.300% 6/22/27		15,000	12,971
2.700% 6/22/30		30,000	24,104
4.000% 6/22/50		25,000	16,782
			2,030,202
NQ-448 [6/22] 8/22 (2351740)    23

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric − 1.05%
Atlantic City Electric 4.000% 10/15/28	75,000	$ 74,003
Duke Energy 4.875% 9/16/24 μ,ψ	130,000	118,625
Entergy Arkansas 4.200% 4/1/49	190,000	175,539
Entergy Louisiana
4.000% 3/15/33	90,000	85,706
4.050% 9/1/23	25,000	25,131
4.950% 1/15/45	15,000	14,334

Evergy Metro 3.650% 8/15/25	270,000	267,480
Eversource Energy 2.900% 3/1/27	50,000	46,983
Exelon 3.950% 6/15/25	35,000	34,916
NextEra Energy Capital Holdings
2.250% 6/1/30	85,000	71,459
3.000% 1/15/52	220,000	157,725
Pacific Gas and Electric
2.100% 8/1/27	30,000	25,173
2.500% 2/1/31	45,000	34,463
3.250% 6/1/31	25,000	20,218
3.300% 8/1/40	85,000	58,731
PacifiCorp
2.700% 9/15/30	20,000	17,760
3.300% 3/15/51	30,000	23,521
3.500% 6/15/29	255,000	242,306

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	192,481
Southern California Edison 4.875% 3/1/49	30,000	27,252
Vistra Operations
144A 3.550% 7/15/24 #	120,000	115,946
144A 4.300% 7/15/29 #	215,000	194,914
144A 5.125% 5/13/25 #	90,000	89,279
		2,113,945
Energy − 0.90%
BP Capital Markets 4.875% 3/22/30 μ,ψ	85,000	74,271
BP Capital Markets America 2.721% 1/12/32	80,000	68,950
Chevron USA 3.900% 11/15/24	200,000	202,490
ConocoPhillips 3.800% 3/15/52	165,000	141,564
Devon Energy 4.750% 5/15/42	30,000	27,253
Diamondback Energy 4.250% 3/15/52	5,000	4,158
Ecopetrol 5.375% 6/26/26	45,000	41,742
Energy Transfer
5.250% 4/15/29	25,000	24,792
6.500% 11/15/26 μ,ψ	145,000	128,531

24    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Enterprise Products Operating 3.300% 2/15/53	35,000	$ 25,514
MPLX
1.750% 3/1/26	40,000	36,081
4.000% 3/15/28	35,000	33,282
4.125% 3/1/27	160,000	154,833

ONEOK 7.500% 9/1/23	330,000	341,940
Sabine Pass Liquefaction 5.750% 5/15/24	334,000	340,918
Schlumberger Holdings 144A 3.750% 5/1/24 #	95,000	94,663
Tennessee Gas Pipeline 144A 2.900% 3/1/30 #	85,000	73,506
		1,814,488
Financials − 0.24%
AerCap Ireland Capital DAC 3.650% 7/21/27	200,000	181,821
Air Lease
2.875% 1/15/26	115,000	105,747
2.875% 1/15/32	125,000	97,695
3.000% 2/1/30	130,000	106,213
		491,476
Insurance − 0.17%
Aon 2.900% 8/23/51	140,000	97,456
Brown & Brown 4.950% 3/17/52	105,000	92,346
Jackson Financial 144A 3.125% 11/23/31 #	55,000	43,863
MetLife 6.400% 12/15/66	110,000	110,898
		344,563
Natural Gas − 0.09%
NiSource 0.950% 8/15/25	45,000	40,485
Sempra Energy 3.300% 4/1/25	145,000	141,797
		182,282
Real Estate − 0.29%
American Tower Trust #1 144A 3.070% 3/15/48 #	240,000	238,967
CubeSmart 3.125% 9/1/26	115,000	109,551
Global Net Lease 144A 3.750% 12/15/27 #	140,000	117,118
LifeStorage 3.500% 7/1/26	130,000	124,456
		590,092
Technology − 0.59%
Autodesk 2.400% 12/15/31	95,000	77,640
Broadcom 144A 3.469% 4/15/34 #	42,000	34,238
CDW
2.670% 12/1/26	25,000	22,320
NQ-448 [6/22] 8/22 (2351740)    25

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW
3.276% 12/1/28		90,000	$ 77,803

Entegris Escrow 144A 4.750% 4/15/29 #		70,000	65,314
Global Payments
2.150% 1/15/27		40,000	35,536
2.900% 11/15/31		40,000	32,803

International Business Machines 1.950% 5/15/30		100,000	83,895
Microchip Technology 4.333% 6/1/23		185,000	185,160
NXP
2.700% 5/1/25		10,000	9,517
3.125% 2/15/42		50,000	36,502
4.875% 3/1/24		370,000	373,829
5.550% 12/1/28		30,000	30,456

Oracle 2.950% 4/1/30		95,000	81,225
Workday
3.500% 4/1/27		10,000	9,571
3.700% 4/1/29		20,000	18,727
3.800% 4/1/32		20,000	18,295
			1,192,831
Transportation − 0.20%
Babcock International Group 1.375% 9/13/27	EUR	200,000	185,492
Canadian Pacific Railway 2.450% 12/2/31		30,000	25,699
Union Pacific
2.800% 2/14/32		35,000	31,192
3.375% 2/14/42		10,000	8,344
3.500% 2/14/53		20,000	16,339

United Airlines 2014-1 Class A Pass Through Trust 4.000% 10/11/27 ♦		43,088	40,550
United Airlines 2014-2 Class A Pass Through Trust 3.750% 3/3/28 ♦		98,481	93,772
			401,388
Total Corporate Bonds (cost $22,787,197)			20,419,427

Loan Agreements – 1.03%
Applied Systems 1st Lien 5.25% (LIBOR03M + 3.00%) 9/19/24 •		112,516	108,343
Aramark Services Tranche B-5 4.166% (LIBOR01M + 2.50%) 4/6/28 •		119,214	114,483
26    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Asplundh Tree Expert 3.416% (LIBOR01M + 1.75%) 9/7/27 •	112,709	$ 109,409
DirectV Financing 6.666% (LIBOR01M + 5.00%) 8/2/27 •	106,408	98,408
Gray Television 4.713% (LIBOR01M + 3.00%) 12/1/28 •	24,875	23,849
HCA Tranche B 3.416% (LIBOR01M + 1.75%) 6/30/28 •	272,250	272,122
Horizon Therapeutics USA Tranche B-2 3.375% (LIBOR01M + 1.75%) 3/15/28 •	123,437	119,426
Jazz Financing 5.166% (LIBOR01M + 3.50%) 5/5/28 •	107,965	103,203
Lamar Media Tranche B 3.095% (LIBOR01M + 1.50%) 2/5/27 •	171,937	166,726
Medline Borrower 4.916% (LIBOR01M + 3.25%) 10/23/28 •	84,788	78,792
Organon & Co. 4.625% (LIBOR03M + 3.00%) 6/2/28 •	116,354	112,185
Pilot Travel Centers Tranche B 3.134% (SOFR01M + 2.00%) 8/4/28 •	113,215	108,730
Polaris Newco 1st Lien 5.666% (LIBOR01M + 4.00%) 6/2/28 •	49,625	45,973
Pretium PKG Holdings 1st Lien 6.162% (LIBOR03M + 4.00%) 10/2/28 •	116,208	105,265
RealPage 1st Lien 4.666% (LIBOR01M + 3.00%) 4/24/28 •	129,025	119,412
Setanta Aircraft Leasing DAC 4.25% (LIBOR03M + 2.00%) 11/5/28 •	125,000	119,281
SS&C Technologies Tranche B-3 3.416% (LIBOR01M + 1.75%) 4/16/25 •	40,467	38,707
SS&C Technologies Tranche B-4 3.416% (LIBOR01M + 1.75%) 4/16/25 •	32,851	31,422
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	95,288	92,482
UKG 1st Lien 5.535% (LIBOR03M + 3.25%) 5/4/26 •	113,477	106,952
Total Loan Agreements (cost $2,166,610)		2,075,170

Municipal Bonds – 0.33%
Bay Area, California Toll Authority Series S3 6.907% 10/1/50	185,000	255,409
New Jersey Turnpike Authority Series A 7.102% 1/1/41	105,000	135,801
NQ-448 [6/22] 8/22 (2351740)    27

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Oregon State Taxable Pension 5.892% 6/1/27	200,000	$ 213,762
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	60,035
Total Municipal Bonds (cost $694,055)		665,007

Non-Agency Asset-Backed Securities – 0.28%
Avis Budget Rental Car Funding AESOP Series 2017-1A A 144A 3.07% 9/20/23 #	133,333	133,421
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	129,548
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	210,000	203,136
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	50,000	49,492
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #,•	9,783	9,705
Series 2017-2 A1 144A 2.75% 4/25/57 #,•	10,146	10,081
Series 2018-1 A1 144A 3.00% 1/25/58 #,•	25,719	25,240
Total Non-Agency Asset-Backed Securities (cost $580,181)		560,623

Non-Agency Collateralized Mortgage Obligations – 0.68%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.422% 6/25/29 #,•	42,373	39,013
Series 2014-2 B2 144A 3.422% 6/25/29 #,•	42,373	38,861
Series 2015-4 B1 144A 3.559% 6/25/45 #,•	117,146	109,697
Series 2015-4 B2 144A 3.559% 6/25/45 #,•	117,146	109,435
Series 2015-5 B2 144A 2.352% 5/25/45 #,•	128,244	126,357
Series 2015-6 B1 144A 3.533% 10/25/45 #,•	107,896	103,870
Series 2015-6 B2 144A 3.533% 10/25/45 #,•	107,896	103,564

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.917% 1/25/45 #,•	23,579	22,820
WST Trust Series 2019-1 A 2.111% (BBSW1M + 1.08%) 8/18/50	1,042,790	718,184
Total Non-Agency Collateralized Mortgage Obligations (cost $1,366,798)		1,371,801

Non-Agency Commercial Mortgage-Backed Securities – 1.93%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	321,140
28    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B21 A5 1.978% 12/17/53		500,000	$ 418,442
Series 2020-B22 A5 1.973% 1/15/54		500,000	417,594
Series 2021-B25 A5 2.577% 4/15/54		450,000	393,578
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47		345,000	336,718
Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	477,375
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52		580,000	552,090
Series 2019-GC42 A4 3.001% 9/1/52		430,000	396,465

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46		125,000	121,652
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		485,000	456,581
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,404,892)			3,891,635

Sovereign Bonds – 4.40%
Argentina − 0.01%
Argentine Republic Government International Bond 0.50% 7/9/30 ~		87,300	20,706
			20,706
Australia − 0.17%
Australia Government Bonds
0.25% 11/21/25	AUD	250,000	156,224
1.50% 6/21/31	AUD	145,000	83,818
1.75% 6/21/51	AUD	60,000	26,352
2.25% 11/21/22	AUD	100,000	69,125
			335,519
Belgium − 0.08%
Kingdom of Belgium Government Bond 144A 1.70% 6/22/50 #	EUR	75,000	64,362
Kingdom of Belgium Government Bonds
144A 0.40% 6/22/40 #	EUR	45,000	33,043
144A 0.80% 6/22/27 #	EUR	35,000	35,746
144A 4.25% 9/28/22 #	EUR	30,000	31,797
			164,948
NQ-448 [6/22] 8/22 (2351740)    29

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Canada − 0.23%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	60,000	$ 42,995
0.75% 10/1/24	CAD	55,000	40,568
1.00% 9/1/22	CAD	175,000	135,756
1.00% 6/1/27	CAD	60,000	42,209
1.25% 6/1/30	CAD	60,000	40,286
1.50% 6/1/23	CAD	35,000	26,812
1.50% 12/1/31	CAD	30,000	20,064
2.00% 12/1/51	CAD	70,000	42,353
2.25% 3/1/24	CAD	80,000	61,349
			452,392
Denmark − 0.02%
Denmark Government Bonds
0.25% 11/15/52	DKK	65,000	5,572
0.50% 11/15/27	DKK	260,000	34,931
4.50% 11/15/39	DKK	35,000	6,746
			47,249
France − 0.55%
French Republic Government Bonds OAT
0.000% 2/25/23 ^	EUR	155,000	162,393
0.000% 11/25/31 ^	EUR	200,000	176,192
0.25% 11/25/26	EUR	115,000	115,175
0.50% 5/25/25	EUR	230,000	237,258
0.75% 11/25/28	EUR	150,000	149,757
0.75% 5/25/52	EUR	145,000	96,899
144A 1.25% 5/25/36 #	EUR	95,000	88,257
4.50% 4/25/41	EUR	25,000	34,503
5.75% 10/25/32	EUR	35,000	49,727
			1,110,161
30    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Germany − 0.36%
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31 ^	EUR	155,000	$ 145,718
0.000% 5/15/35 ^	EUR	110,000	94,667
0.25% 2/15/27	EUR	40,000	40,552
0.258% 8/15/50	EUR	25,000	16,769
1.00% 8/15/25	EUR	130,000	136,871
1.50% 9/4/22	EUR	145,000	152,527
2.50% 8/15/46	EUR	80,000	97,104
3.25% 7/4/42	EUR	25,000	32,926
			717,134
Italy − 0.40%
Italy Buoni Poliennali Del Tesoro
0.000% 4/1/26 ^	EUR	50,000	48,313
0.25% 3/15/28	EUR	35,000	32,085
0.85% 1/15/27	EUR	90,000	88,381
0.95% 8/1/30	EUR	145,000	129,123
1.45% 11/15/24	EUR	200,000	208,845
144A 1.65% 3/1/32 #	EUR	30,000	27,444
144A 1.70% 9/1/51 #	EUR	20,000	14,038
144A 2.25% 9/1/36 #	EUR	240,000	218,124
3.00% 8/1/29	EUR	15,000	15,867
144A 5.00% 9/1/40 #	EUR	20,000	25,087
			807,307
Japan − 1.53%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	12,800,000	73,511
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	108,650,000	803,024
0.10% 12/20/29	JPY	102,800,000	751,550

Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	56,000,000	355,260
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	81,150,000	555,957
1.70% 6/20/32	JPY	65,850,000	551,798
			3,091,100
NQ-448 [6/22] 8/22 (2351740)    31

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Netherlands − 0.08%
Netherlands Government Bonds
144A 0.000% 7/15/30 #,^	EUR	30,000	$ 27,818
144A 0.000% 1/15/52 #,^	EUR	35,000	21,137
144A 0.25% 7/15/25 #	EUR	40,000	41,021
144A 0.75% 7/15/27 #	EUR	20,000	20,455
144A 1.75% 7/15/23 #	EUR	35,000	37,153
144A 4.00% 1/15/37 #	EUR	10,000	13,106
			160,690
Spain − 0.37%
Spain Government Bonds
0.000% 4/30/23 ^	EUR	70,000	73,107
0.000% 1/31/27 ^	EUR	40,000	38,787
144A 0.60% 10/31/29 #	EUR	150,000	141,947
144A 0.80% 7/30/27 #	EUR	65,000	65,014
144A 2.35% 7/30/33 #	EUR	245,000	252,852
144A 3.80% 4/30/24 #	EUR	150,000	165,185
			736,892
Sweden − 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	145,000	12,340
144A 1.50% 11/13/23 #	SEK	100,000	9,761
2.50% 5/12/25	SEK	65,000	6,463
			28,564
United Kingdom − 0.59%
United Kingdom Gilt
0.125% 1/30/26	GBP	75,000	85,783
0.875% 10/22/29	GBP	155,000	173,900
1.00% 4/22/24	GBP	80,000	95,893
1.00% 1/31/32	GBP	20,000	21,661
1.25% 7/22/27	GBP	85,000	100,195
1.75% 9/7/22	GBP	90,000	109,661
1.75% 7/22/57	GBP	105,000	105,526
3.75% 7/22/52	GBP	60,000	90,889
4.25% 3/7/36	GBP	160,000	232,535
4.25% 12/7/46	GBP	110,000	172,374
			1,188,417
Total Sovereign Bonds (cost $11,457,264)			8,861,079
32    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
		Number of shares	Value (US $)
Preferred Stock – 0.14%
Volkswagen 4.170%	EUR	2,160	$ 288,424
Total Preferred Stock (cost $359,394)			288,424
	Principal amount°
US Treasury Obligations – 5.79%
US Treasury Bonds
2.00% 11/15/41	140,000	111,245
2.875% 5/15/52	720,000	680,231
US Treasury Floating Rate Notes
1.784% (USBMMY3M + 0.08%) 4/30/24 •	1,180,000	1,179,195
1.844% (USBMMY3M + 0.02%) 1/31/24 •	300,000	300,350
US Treasury Notes
0.875% 1/31/24	5,000	4,839
1.375% 8/31/23	4,700,000	4,615,547
1.875% 2/28/29	20,000	18,593
2.50% 5/31/24	3,940,000	3,904,756
2.75% 5/15/25	180,000	178,636
2.875% 5/15/32	670,000	662,567
Total US Treasury Obligations (cost $11,746,884)		11,655,959

Warrants – 0.00%
IRSA Inversiones y Representaciones, exercise price $0.18, expiration date 03/05/26 0.432% †	6,330	1,251
Total Warrants (cost $0)		1,251
	Number of shares
Short-Term Investments – 2.33%
Money Market Mutual Funds − 2.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	1,173,560	1,173,560
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	1,173,560	1,173,560
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	1,173,560	1,173,560
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	1,173,560	1,173,560
NQ-448 [6/22] 8/22 (2351740)    33

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Total Short-Term Investments (cost $4,694,240)		4,694,240
Total Value of Securities–99.07% (cost $187,976,981)		$199,594,741

Receivables Net of Liabilities and Other Assets — 0.93%		1,876,702
Net Assets Applicable to 20,371,916 Shares Outstanding — 100.00%		$201,471,443
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $11,148,084, which represents 5.53% of the Fund's net assets.
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
34    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2022.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	AUD	(4,502)	USD	3,096	7/1/22	$—		$(12)
BNYM	EUR	4,000	USD	(4,181)	7/1/22	11		—
BNYM	GBP	(4,702)	USD	5,715	7/1/22	—		(9)
BNYM	JPY	(1,744,740)	USD	12,826	7/1/22	—		(34)
JPMCB	AUD	(40,000)	USD	27,697	8/19/22	76		—
JPMCB	CAD	(15,000)	USD	11,616	8/19/22	—		(38)
JPMCB	DKK	(25,000)	USD	3,513	8/19/22	—		(22)
JPMCB	EUR	(845,000)	USD	885,297	8/19/22	—		(1,357)
JPMCB	GBP	(180,000)	USD	220,650	8/19/22	1,325		—
JPMCB	JPY	(430,000,000)	USD	3,343,343	8/19/22	163,317		—
JPMCB	SEK	(20,000)	USD	1,989	8/19/22	30		—
TD	AUD	(1,355,000)	USD	937,081	8/19/22	4,919		—
TD	CAD	(600,000)	USD	462,277	8/19/22	—		(3,893)
TD	DKK	(375,000)	USD	52,531	8/19/22	—		(503)
TD	EUR	(3,300,000)	USD	3,454,647	8/19/22	—		(8,029)
TD	GBP	(910,000)	USD	1,109,916	8/19/22	1,101		—
TD	SEK	(300,000)	USD	29,777	8/19/22	391		—
Total Foreign Currency Exchange Contracts							$171,170		$(13,897)
NQ-448 [6/22] 8/22 (2351740)    35

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Australian Treasury 10 yr Bonds
14	$1,148,941	$1,155,188	9/15/22	$—	$(6,247)	$3,072
Euro-Bobl
(4)	(520,580)	(524,554)	9/8/22	3,974	—	(4,161)
US Treasury 5 yr Notes
(34)	(3,816,500)	(3,822,184)	9/30/22	5,684	—	(23,906)
US Treasury 10 yr Notes
(33)	(3,911,531)	(3,933,622)	9/21/22	22,091	—	(33,515)
US Treasury 10 yr Ultra Notes
(16)	(2,038,000)	(2,052,335)	9/21/22	14,335	—	(21,250)
US Treasury Long Bonds
(5)	(693,125)	(696,785)	9/21/22	3,660	—	(8,438)
Total Futures Contracts		$(9,874,292)		$49,744	$(6,247)	$(88,198)
36    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[4] 10/2/23-(Annually/ Annually)	2,225,000	0.0405%/ 0.50%	$81,464	$—	$81,464	$—	$(2,023)
18 yr IRS[4] 10/1/40-(Annually/ Annually)	570,000	0.7605%/ 0.50%	170,176	—	170,176	—	(2,185)
23 yr IRS[4] 10/1/45-(Annually/ Annually)	255,000	0.7925%/ 0.50%	85,850	—	85,850	—	(523)
28 yr IRS[4] 10/1/50-(Annually/ Annually)	560,000	0.812%/ 0.50%	202,775	—	202,775	—	(435)
3 yr IRS[4] 10/1/25-(Annually/ Annually)	725,000	0.11538%/ 0.50%	60,433	—	60,433	—	(3,058)
5 yr IRS[4] 10/1/27-(Annually/ Annually)	3,745,000	0.2505%/ 0.50%	458,528	—	458,528	—	(20,370)
8 yr IRS[4] 10/1/30-(Annually/ Annually)	2,155,000	0.4487%/ 0.50%	365,912	—	365,912	—	(13,111)
Total IRS Contracts			$1,425,138	$—	$1,425,138	$—	$(41,705)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page
NQ-448 [6/22] 8/22 (2351740)    37

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
1	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(53,653).
4	Rate resets based on SOFR.
Summary of abbreviations:
ADR – American Depositary Receipt
BBSW1M – Bank Bill Swap Rate 1 Month
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
38    NQ-448 [6/22] 8/22 (2351740)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
NQ-448 [6/22] 8/22 (2351740)    39